Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0		$ 0
Amortization of other intangible assets	$ 27,456,000		$ 30,224,000		$ 19,235,000